Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(1.88%)	2.23%
Net Unrealized Appreciation/(Depreciation)	$ (9,568,078)	$ 5,155,330
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.42%	1.47%
Net Unrealized Appreciation/(Depreciation)	$ 2,145,457	$ 3,408,372
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(2.30%)	0.76%
Net Unrealized Appreciation/(Depreciation)	$ (11,713,535)	$ 1,746,958
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.20%	1.49%
Net Unrealized Appreciation/(Depreciation)	$ 11,208,734	$ 3,441,801
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.39%	0.05%
Net Unrealized Appreciation/(Depreciation)	$ 7,066,650	$ 115,591
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (20,390)	$ (2,980)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(1.24%)	0.96%
Net Unrealized Appreciation/(Depreciation)	$ (6,327,076)	$ 2,225,547
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 43,344	$ 3,188
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.06%
Net Unrealized Appreciation/(Depreciation)	$ 291,406
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(1.31%)	0.96%
Net Unrealized Appreciation/(Depreciation)	$ (6,661,826)	$ 2,222,359
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 2,280
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.66%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ 8,491,751	$ (22,535)
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.07%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ 350,420	$ (87,444)
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.32%	0.53%
Net Unrealized Appreciation/(Depreciation)	$ 1,647,379	$ 1,211,342
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.32%	(0.34%)
Net Unrealized Appreciation/(Depreciation)	$ 1,616,927	$ (784,446)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(1.78%)	(0.02%)
Net Unrealized Appreciation/(Depreciation)	$ (9,063,277)	$ (33,429)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.17%)	(0.03%)
Net Unrealized Appreciation/(Depreciation)	$ (896,980)	$ (75,226)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.02%	0.02%
Net Unrealized Appreciation/(Depreciation)	$ 104,011	$ 51,885
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.15%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ 764,885	$ (31,802)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ (66,920)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(1.73%)	0.12%
Net Unrealized Appreciation/(Depreciation)	$ (8,777,976)	$ 288,271
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.08%	0.02%
Net Unrealized Appreciation/(Depreciation)	$ 404,426	$ 52,670
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.12%)	(0.14%)
Net Unrealized Appreciation/(Depreciation)	$ (594,723)	$ (319,227)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(2.62%)	1.10%
Net Unrealized Appreciation/(Depreciation)	$ (13,330,462)	$ 2,531,404